PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2023	2022
Cost:

Computers, software and related equipment	$739	$1,617
Laboratory equipment and office furniture	3,519	3,831
Leasehold improvements	2,314	2,314

	6,572	7,762
Accumulated depreciation:

Computers, software and related equipment	609	1,435
Laboratory equipment and office furniture	2,909	3,190
Leasehold improvements	1,838	1,605

	5,356	6,230

Depreciated cost	$1,216	$1,532